Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000101135 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[1]
C000101135 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[1]
C000101135 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[1]
C000101135 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[1]
C000101135 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000101135 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000101135 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000101135 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000101135 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000101135 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000101135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101135 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000101135 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000101135 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101134 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[2]
C000101134 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[2]
C000101134 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[2]
C000101134 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[2]
C000101134 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[2]
C000101134 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000101134 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000101134 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000101134 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000101134 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000101134 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101134 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000101134 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000101134 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201968 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[3]
C000201968 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[3]
C000201968 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[3]
C000201968 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[3]
C000201968 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000201968 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000201968 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000201968 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000201968 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000201968 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000201968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201968 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000201968 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000201968 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101136 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[4]
C000101136 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[4]
C000101136 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[4]
C000101136 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[4]
C000101136 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[4]
C000101136 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000101136 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000101136 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000101136 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000101136 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000101136 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101136 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000101136 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000101136 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101144 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[5]
C000101144 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[5]
C000101144 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[5]
C000101144 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[5]
C000101144 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[5]
C000101144 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000101144 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000101144 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000101144 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000101144 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000101144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101144 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000101144 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[6]
C000101144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000101143 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[7]
C000101143 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[7]
C000101143 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[7]
C000101143 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
C000101143 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[7]
C000101143 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000101143 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000101143 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000101143 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000101143 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000101143 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101143 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000101143 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8]
C000101143 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000201971 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[9]
C000201971 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[9]
C000201971 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[9]
C000201971 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[9]
C000201971 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[9]
C000201971 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[9]
C000201971 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000201971 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000201971 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000201971 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000201971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201971 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000201971 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[10]
C000201971 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000101145 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[11]
C000101145 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[11]
C000101145 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[11]
C000101145 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[11]
C000101145 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[11]
C000101145 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[11]
C000101145 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000101145 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000101145 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000101145 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000101145 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101145 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000101145 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[12]
C000101145 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000101147 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[13]
C000101147 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[13]
C000101147 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[13]
C000101147 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[13]
C000101147 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[13]
C000101147 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000101147 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000101147 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000101147 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000101147 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000101147 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101147 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000101147 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000101147 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[14]
C000101146 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[15]
C000101146 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[15]
C000101146 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[15]
C000101146 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[15]
C000101146 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[15]
C000101146 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000101146 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
C000101146 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000101146 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000101146 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000101146 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101146 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000101146 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000101146 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[16]
C000201972 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[17]
C000201972 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[17]
C000201972 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[17]
C000201972 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[17]
C000201972 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[17]
C000201972 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000201972 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000201972 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000201972 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000201972 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000201972 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201972 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000201972 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000201972 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[18]
C000101148 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[19]
C000101148 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[19]
C000101148 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[19]
C000101148 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[19]
C000101148 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[19]
C000101148 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000101148 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[19]
C000101148 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000101148 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000101148 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000101148 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101148 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000101148 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000101148 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[20]
C000101150 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[21]
C000101150 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[21]
C000101150 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[21]
C000101150 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[21]
C000101150 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[21]
C000101150 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000101150 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000101150 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000101150 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000101150 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000101150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101150 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000101150 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000101150 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101149 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[22]
C000101149 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[22]
C000101149 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[22]
C000101149 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[22]
C000101149 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[22]
C000101149 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000101149 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000101149 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000101149 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000101149 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000101149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101149 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000101149 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000101149 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000201973 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[23]
C000201973 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[23]
C000201973 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[23]
C000201973 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000201973 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[23]
C000201973 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[23]
C000201973 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[23]
C000201973 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000201973 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000201973 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000201973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201973 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000201973 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000201973 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101151 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[24]
C000101151 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[24]
C000101151 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[24]
C000101151 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[24]
C000101151 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[24]
C000101151 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000101151 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000101151 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[24]
C000101151 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[24]
C000101151 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000101151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101151 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000101151 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000101151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101153 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[25]
C000101153 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[25]
C000101153 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000101153 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[25]
C000101153 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000101153 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000101153 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
C000101153 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000101153 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000101153 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000101153 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101153 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101153 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000101153 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000101152 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[26]
C000101152 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[26]
C000101152 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000101152 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[26]
C000101152 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000101152 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[26]
C000101152 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[26]
C000101152 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[26]
C000101152 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000101152 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000101152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101152 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101152 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000101152 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000201974 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[27]
C000201974 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[27]
C000201974 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000201974 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[27]
C000201974 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000201974 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000201974 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
C000201974 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[27]
C000201974 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000201974 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000201974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201974 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000201974 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000201974 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000101154 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[28]
C000101154 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[28]
C000101154 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[28]
C000101154 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[28]
C000101154 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000101154 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[28]
C000101154 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[28]
C000101154 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[28]
C000101154 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000101154 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000101154 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101154 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101154 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000101154 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000101156 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[29]
C000101156 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[29]
C000101156 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[29]
C000101156 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[29]
C000101156 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[29]
C000101156 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[29]
C000101156 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[29]
C000101156 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[29]
C000101156 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000101156 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101156 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101156 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000101156 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000101155 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[30]
C000101155 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[30]
C000101155 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[30]
C000101155 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[30]
C000101155 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[30]
C000101155 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[30]
C000101155 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[30]
C000101155 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[30]
C000101155 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000101155 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101155 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101155 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000101155 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000201975 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[31]
C000201975 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[31]
C000201975 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[31]
C000201975 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[31]
C000201975 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[31]
C000201975 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[31]
C000201975 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000201975 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000201975 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000201975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201975 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201975 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000201975 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000101157 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[32]
C000101157 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[32]
C000101157 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[32]
C000101157 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[32]
C000101157 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[32]
C000101157 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[32]
C000101157 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000101157 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[32]
C000101157 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[32]
C000101157 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101157 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101157 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000101157 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000101159 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%	[33]
C000101159 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[33]
C000101159 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000101159 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[33]
C000101159 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000101159 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101159 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101159 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101159 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000101158 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%	[34]
C000101158 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[34]
C000101158 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000101158 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[34]
C000101158 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000101158 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101158 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101158 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101158 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000201976 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%	[35]
C000201976 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[35]
C000201976 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000201976 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[35]
C000201976 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000201976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201976 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201976 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201976 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000101160 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%	[36]
C000101160 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[36]
C000101160 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[36]
C000101160 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[36]
C000101160 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000101160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101160 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101160 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101160 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000166218 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[37]
C000166218 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[37]
C000166218 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[37]
C000166218 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000166218 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[37]
C000166218 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166218 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166218 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[38]
C000166218 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000166217 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[39]
C000166217 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[39]
C000166217 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000166217 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[39]
C000166217 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000166217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166217 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166217 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[40]
C000166217 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000201977 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[41]
C000201977 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[41]
C000201977 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000201977 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[41]
C000201977 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000201977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201977 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201977 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[42]
C000201977 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000166219 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[43]
C000166219 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[43]
C000166219 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000166219 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[43]
C000166219 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000166219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166219 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166219 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[44]
C000166219 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000213837 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[45]
C000213837 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[45]
C000213837 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[45]
C000213837 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000213837 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000213837 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213837 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213837 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213837 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000213836 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[46]
C000213836 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[46]
C000213836 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000213836 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
C000213836 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[46]
C000213836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213836 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213836 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213836 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000213838 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[47]
C000213838 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[47]
C000213838 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[47]
C000213838 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[47]
C000213838 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000213838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213838 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000213835 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[48]
C000213835 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[48]
C000213835 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[48]
C000213835 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[48]
C000213835 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000213835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000251822 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[49]
C000251822 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[49]
C000251822 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000251822 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000251822 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000251822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251822 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251822 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000251822 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000251821 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[50]
C000251821 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[50]
C000251821 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000251821 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[50]
C000251821 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000251821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251821 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251821 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000251821 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000251823 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[51]
C000251823 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[51]
C000251823 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000251823 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[51]
C000251823 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000251823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251823 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251823 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000251823 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000251820 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[52]
C000251820 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[52]
C000251820 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000251820 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[52]
C000251820 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000251820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251820 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251820 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000251820 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Rounds to less than 0.1%.
[7]	Excludes short-term securities.
[8]	Rounds to less than 0.1%.
[9]	Excludes short-term securities.
[10]	Rounds to less than 0.1%.
[11]	Excludes short-term securities.
[12]	Rounds to less than 0.1%.
[13]	Excludes short-term securities.
[14]	Rounds to greater than (0.1)%.
[15]	Excludes short-term securities.
[16]	Rounds to greater than (0.1)%.
[17]	Excludes short-term securities.
[18]	Rounds to greater than (0.1)%.
[19]	Excludes short-term securities.
[20]	Rounds to greater than (0.1)%.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Excludes short-term securities.
[27]	Excludes short-term securities.
[28]	Excludes short-term securities.
[29]	Excludes short-term securities.
[30]	Excludes short-term securities.
[31]	Excludes short-term securities.
[32]	Excludes short-term securities.
[33]	Excludes short-term securities.
[34]	Excludes short-term securities.
[35]	Excludes short-term securities.
[36]	Excludes short-term securities.
[37]	Excludes short-term securities.
[38]	Rounds to less than 0.1%.
[39]	Excludes short-term securities.
[40]	Rounds to less than 0.1%.
[41]	Excludes short-term securities.
[42]	Rounds to less than 0.1%.
[43]	Excludes short-term securities.
[44]	Rounds to less than 0.1%.
[45]	Excludes short-term securities.
[46]	Excludes short-term securities.
[47]	Excludes short-term securities.
[48]	Excludes short-term securities.
[49]	Excludes short-term securities.
[50]	Excludes short-term securities.
[51]	Excludes short-term securities.
[52]	Excludes short-term securities.